Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Borrowings [abstract]
Schedule of Detailed Information about Borrowings
	Nominal		As At March 31
	Interest Rate	Maturity	2018	2017
			(in thousands)
Asset backed borrowings
Vehicle loan	7.5 -10.25%	2017-21	$560	$325
Term loan	BPLR+1.8% - 2.75%	2017-18	—	1,264
Term loan	BPLR+2.75%	2017-18	—	466
Term loan	BPLR+2.85%	2019-20	3,453	5,776
Term loan	BPLR+2.55% – 3.4%	2020-21	8,767	11,945
Term Loan	13.75%	2022-23	9,580	—
Term loan	MCLR+3.45%	2021-22	11,976	14,603
			$34,336	$34,379
Unsecured borrowings
Retail bond	6.5%	2021-22	$70,055	$62,672
Revolving facility(1)	LIBOR +1.9%-7.5% and Mandatory Cost	2017-18	—	85,000
Convertible Notes (4)	14.2%	2020-21	86,010
Other borrowings	10.5%	2021-22	—	5,853
			$156,065	$153,525

Nominal value of borrowings			$190,401	$187,904
Cumulative effect of unamortized costs			(1,210)	(1,665)
Installments due within one year			(64,208)	(96,398)
Long-term borrowings — at amortized cost			$124,983	$89,841

	Nominal	As at March 31
	interest rate (%)	2018	2017
		(in thousands)
Asset backed borrowings
Export credit, bill discounting and overdraft	BPLR+1-3.5%	$43,518	$41,687
Export credit and overdraft	LIBOR+4.5%	21,226	24,572
Short term loan(2)	13% - 14.25%	11,537	5,396
Short term loan	10.20%	11,474	—
Short term loan	MCLR+4.25%	—	4,943
		$87,755	$76,598
Unsecured borrowings
Other short term loan (3)	12% - 14%	—	7,033
Installments due within one year on long-term borrowings		64,208	96,398
Short-term borrowings - at amortized cost		$151,963	$180,029

(1)	The Group re-paid revolving credit facility in December 2017.
(2)	Secured by pledge of shares held in the Group’s majority owned subsidiary, Eros International Media Limited, India.
(3)	Includes loan of $6,417 as at March 31, 2017 from Eros Television Private Limited, a related party. (See Note 35).
(4)

Eros International Plc.(“issuer”) issued Senior Convertible Notes (SCN or convertible notes) on 6 December 2017 amounting to US$122,500 principal amount and option to purchase warrants up to 2,000 of “A” ordinary share for a term of 6 months at an offer price of $100,000 by private placement. The notes are payable in equal installments of $ 3,500 per month for 35 months. The installments can be paid either in cash or can be converted into “A” ordinary equity shares of the issuer at the option of the issuer as per the terms of the arrangement.

The holder of the notes can defer the payment of the amount due on any installment dates to another installment date as well as has the right to accelerate the payment on the notes as per the terms of the agreement

The Company has classified the instrument as a financial liability at fair value through profit or loss. The Company has used the Black – Scholes option pricing model to value the share warrants exercisable within six months and the Monte-Carlo simulation model to obtain the fair value of the convertible notes. The initial fair value of the financial liability recognized on the date of issue was $ 100,055. Fair value of the financial liability outstanding as at the date of reporting is $ 86,010.

The mark-to-market loss and interest expenses for the year ended March 31, 2018 amounting $13,840 and $4,338 have been recognized within other gain/(losses) and net finance cost, respectively, net in the Statement of Income.